Taxes and Payroll Charges Payable - Schedule of Taxes and Payroll Charges Payable (Parenthetical) (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2015	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Taxes And Payroll Charges [abstract]
Reduction on provisions payable on social security	$ 2.5
Remaining amount of provisions payable on social security		9.8	11.6
Amount of injunction guaranteeing right to not collect social security contributions		$ 27.2
Payment of thirdparty services,Rate		11.00%
Payment of thirdparty services		$ 1.7
Socialsecurity taxes payable on favorable tax assessment		4.9
Reduction of remaining amount on payables on social security taxes during year		1.7
Maximum exposure to credit risk		$ 24.5